Mortgage Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Beginning of year mortgage servicing rights	$ 2,040	$ 2,072	$ 2,356
Amounts capitalized	983	657	386
Amortization	(752)	(689)	(709)
Impairment			39
End of year	$ 2,271	$ 2,040	$ 2,072